UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Investment Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 0.7%
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	$ 1,230	$ 1,251,623
California — 14.5%
California Health Facilities Financing
Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%,
7/01/39	710	761,113
St. Joseph Health System, 5.75%,
7/01/39	2,700	2,807,001
California State Public Works Board, RB:
Department of General Services,
Buildings 8 & 9, Series A, 6.25%,
4/01/34	4,525	4,790,889
Various Capital Projects,
Sub-Series I-1, 6.38%, 11/01/34	1,265	1,355,258
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/35	5,420	5,553,223
Los Angeles Department of Water &
Power, RB, Power System,
Sub-Series A-1, 5.25%, 7/01/38	3,300	3,534,960
San Diego Regional Building Authority
California, RB, County Operations
Center & Annex, Series A, 5.38%,
2/01/36	3,310	3,497,776
San Francisco City & County Airports
Commission, Refunding RB, Second
Series A-3, AMT, 6.75%, 5/01/19	2,500	2,611,950
State of California, GO, Various Purpose,
6.00%, 3/01/33	2,535	2,790,300
		27,702,470
Colorado — 2.2%
City & County of Denver Colorado,
Refunding RB, Series A, 5.25%,
11/15/36	4,050	4,191,264
District of Columbia — 1.1%
District of Columbia Water & Sewer
Authority, RB, Series A, 5.25%,
10/01/29	2,000	2,138,780

	Par
Municipal Bonds	(000)	Value
Florida — 19.2%
Broward County Educational Facilities
Authority, RB, Nova Southeastern
University (AGC), 5.00%, 4/01/31	$ 1,810	$ 1,828,390
City of Jacksonville Florida, RB, Series B
(NPFGC), 5.13%, 10/01/32	1,500	1,515,045
City of Jacksonville Florida, Refunding
RB (NPFGC), 5.25%, 10/01/32	2,315	2,346,345
City of Port St. Lucie Florida, RB
(NPFGC), 5.25%, 9/01/25	1,215	1,238,000
County of Miami-Dade Florida, RB, AMT,
Series A:
(AGM), 5.00%, 10/01/33	505	486,759
Miami International Airport, (AGM),
5.25%, 10/01/41	515	508,727
Miami International Airport, (AGM),
5.50%, 10/01/41	2,930	2,963,285
Miami International Airport,
(NPFGC), 6.00%, 10/01/29	3,275	3,315,675
County of Orange Florida, Refunding RB
(AMBAC), 5.00%, 10/01/29	1,750	1,787,380
County of Osceola Florida, RB, Series A
(NPFGC), 5.50%, 10/01/27	1,760	1,797,822
County of Sumter Florida, RB (AMBAC),
5.00%, 6/01/26	1,000	1,013,040
Florida Housing Finance Corp.,
Refunding RB, Homeowner Mortgage,
Series 4, AMT (AGM), 6.25%,
7/01/22	345	358,631
Florida Municipal Loan Council, RB,
Series A-1 (NPFGC), 5.13%, 7/01/34	1,580	1,584,298
Hillsborough County IDA, RB, AMT,
National Gypsum Co:
Series A, 7.13%, 4/01/30	2,500	2,177,525
Series B, 7.13%, 4/01/30	3,750	3,266,287
Lee County Housing Finance Authority,
RB, Multi-County Program, Series A-1,
AMT (GNMA), 7.13%, 3/01/28	25	25,378
Manatee County Housing Finance
Authority, Refunding RB, S/F, Sub-
Series 1, AMT (GNMA), 6.25%,
11/01/28	85	89,262

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds
CIFG	CDC IXIS Financial Guaranty	ISD	Independent School District
COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.
DRIVERS	Derivative Inverse Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
EDA	Economic Development Authority	RB	Revenue Bonds
ERB	Education Revenue Bonds	S/F	Single-Family
GNMA	Government National Mortgage Association
GO	General Obligation Bonds

BLACKROCK MUNIYIELD INVESTMENT FUND

APRIL 30, 2010

1

Schedule of Investments (continued)

BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Miami-Dade County Housing Finance
Authority Florida, Refunding RB, Home
Ownership Mortgage, Series A1, AMT
(GNMA), 6.30%, 10/01/20	$ 365	$ 372,388
Polk County School Board, COP, Master
Lease, Series A (AGM), 5.50%,
1/01/25	4,385	4,499,887
Santa Rosa County School Board, COP,
Refunding, Series 2 (NPFGC), 5.25%,
2/01/26	1,180	1,235,295
South Lake County Hospital District, RB,
South Lake Hospital Inc., 6.38%,
10/01/34	1,150	1,156,394
Village Center Community Development
District, RB, Series A (NPFGC):
5.38%, 11/01/34	1,995	1,782,094
5.13%, 11/01/36	1,000	857,520
Volusia County IDA, RB, Student
Housing, Stetson University Project,
Series A (CIFG), 5.00%, 6/01/35	500	427,500
		36,632,927
Georgia — 8.2%
City of Atlanta Georgia, RB, General,
Subordinate Lien, Series C (AGM),
5.00%, 1/01/33	3,270	3,301,621
County of Fulton Georgia, RB (NPFGC),
5.25%, 1/01/35	1,000	1,039,480
Metropolitan Atlanta Rapid Transit
Authority, RB, Third Series, 5.00%,
7/01/39	4,815	5,067,884
Municipal Electric Authority of Georgia,
Refunding RB, Project One,
Sub-Series D, 6.00%, 1/01/23	5,600	6,352,752
		15,761,737
Illinois — 4.5%
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B,
5.38%, 11/01/39	1,200	1,235,544
Northwestern Memorial Hospital,
Series A, 6.00%, 8/15/39	4,160	4,536,854
State of Illinois, RB, Build Illinois,
Series B, 5.25%, 6/15/34	2,700	2,813,076
		8,585,474
Indiana — 2.6%
Indiana Municipal Power Agency, RB,
Indiana Municipal Power Agency,
Series B, 6.00%, 1/01/39	4,525	4,889,398
Kansas — 1.8%
Kansas Development Finance Authority,
Refunding RB, Adventist Health,
5.50%, 11/15/29	3,250	3,435,185

	Par
Municipal Bonds	(000)	Value
Kentucky — 4.1%
Kentucky Economic Development
Finance Authority, Refunding RB,
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	$ 1,300	$ 1,336,400
Louisville & Jefferson County
Metropolitan Government Parking
Authority, RB, Series A, 5.75%,
12/01/34	3,200	3,516,384
Louisville/Jefferson County Metropolitan
Government, Refunding RB, Jewish
Hospital & St. Mary's HealthCare,
6.13%, 2/01/37	2,955	3,068,117
		7,920,901
Massachusetts — 2.4%
Massachusetts HFA, Refunding HRB,
Series F, AMT, 5.70%, 6/01/40	2,110	2,142,789
Massachusetts Health & Educational
Facilities Authority, RB, Tufts
University, 5.38%, 8/15/38	1,250	1,356,425
Massachusetts State College Building
Authority, RB, Series A, 5.50%,
5/01/39	1,000	1,081,820
		4,581,034
Michigan — 2.1%
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I, 6.00%, 10/15/38	1,250	1,354,150
Michigan State Hospital Finance
Authority, Refunding RB, Hospital,
Henry Ford Health, 5.75%, 11/15/39	410	404,256
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	1,970	2,325,250
		4,083,656
Nebraska — 0.3%
Lancaster County Hospital Authority
No. 1, RB, Immanuel Obligation
Group, 5.63%, 1/01/40	625	626,563
Nevada — 9.9%
City of Las Vegas Nevada, GO, Limited
Tax, Performing Arts Center, 6.00%,
4/01/34	2,850	3,147,882
County of Clark Nevada, GO, Refunding,
Transportation, Series A, 5.00%,
12/01/29	4,800	4,977,456
County of Clark Nevada, RB:
Motor Vehicle Fuel Tax, 5.00%,
7/01/28	4,300	4,427,237
Series B, 5.75%, 7/01/42	6,055	6,413,638
		18,966,213

2 BLACKROCK MUNIYIELD INVESTMENT FUND

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 3.4%
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Series A,
AMT, 5.70%, 10/01/39	$ 2,250	$ 2,297,880
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A, 5.88%, 12/15/38	2,670	2,929,871
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, Series 1A,
4.50%, 6/01/23	1,290	1,232,131
		6,459,882
New York — 8.1%
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	3,260	3,329,340
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-3,
5.25%, 1/15/39	2,500	2,654,050
New York State Dormitory Authority,
ERB, Series B, 5.25%, 3/15/38	5,700	6,156,855
Triborough Bridge & Tunnel Authority,
RB, General, Series A-2, 5.38%,
11/15/38	3,030	3,292,338
		15,432,583
North Carolina — 1.3%
City of Charlotte North Carolina,
Refunding RB, Series A, 5.50%,
7/01/34	350	372,113
North Carolina Eastern Municipal Power
Agency, Refunding RB, Series B,
5.00%, 1/01/26	885	918,356
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A, 5.00%,
6/01/42	1,270	1,289,405
		2,579,874
Pennsylvania — 3.7%
Pennsylvania Economic Development
Financing Authority, RB, American
Water Co. Project, 6.20%, 4/01/39	1,075	1,162,043
Pennsylvania Turnpike Commission, RB,
Sub-Series B, 5.25%, 6/01/39	5,650	5,839,388
		7,001,431
Puerto Rico — 0.5%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	920	918,372
Texas — 7.7%
City of Houston Texas, RB, Senior Lien,
Series A, 5.50%, 7/01/39	1,170	1,246,694
Conroe ISD Texas, GO, School Building,
Series A, 5.75%, 2/15/35	1,800	1,951,290

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Harris County Health Facilities
Development Corp., Refunding RB,
Memorial Hermann Healthcare
System, B, 7.25%, 12/01/35	$ 800	$ 901,736
Lower Colorado River Authority, RB,
5.75%, 5/15/28	1,620	1,722,400
North Texas Tollway Authority, RB,
System, First Tier, Series K-1 (AGC),
5.75%, 1/01/38	1,750	1,893,728
Tarrant County Cultural Education
Facilities Finance Corp., RB,
Ascension Health Senior Credit Group,
5.00%, 11/15/29	3,250	3,331,737
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien,
Note Mobility, 6.88%, 12/31/39	3,600	3,760,992
		14,808,577
Utah — 1.3%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	2,370	2,410,361
Virginia — 1.0%
Virginia Public School Authority, RB,
School Financing, 6.50%, 12/01/35	1,700	1,964,741
Wyoming — 1.3%
County of Sweetwater Wyoming,
Refunding RB, Idaho Power Co.
Project, 5.25%, 7/15/26	2,430	2,569,093
Total Municipal Bonds – 101.9% 194,912,139
Municipal Bonds Transferred to Tender
Option Bond Trusts (a)
California — 15.3%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	2,680	2,918,354
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/18	4,200	4,503,744
Los Angeles Community College District
California, GO, Election of 2008,
Series A, 6.00%, 8/01/33	7,697	8,630,287
Los Angeles Unified School District
California, GO, Series I, 5.00%,
1/01/34	790	803,904
San Diego Public Facilities Financing
Authority, Refunding RB, Series B,
5.50%, 8/01/39	8,412	9,029,606
University of California, RB, Series O,
5.75%, 5/15/34	3,000	3,368,370
		29,254,265

BLACKROCK MUNIYIELD INVESTMENT FUND

APRIL 30, 2010

3

Schedule of Investments (continued)

BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (a)	(000)	Value
Colorado — 1.2%
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series A, 5.50%, 7/01/34	$ 2,149	$ 2,279,504
District of Columbia — 3.6%
District of Columbia, RB, Series A,
5.50%, 12/01/30	2,805	3,149,061
District of Columbia Water & Sewer
Authority, RB, Series A, 5.50%,
10/01/39	3,507	3,786,820
		6,935,881
Florida — 10.0%
City of Jacksonville Florida, RB, Better
Jacksonville (NPFGC), 5.00%,
10/01/27	2,700	2,766,312
Hillsborough County Aviation Authority,
RB, Series A, AMT (AGC), 5.50%,
10/01/38	3,869	3,918,108
Lee County Housing Finance Authority,
RB, Multi-County Program, Series A-2,
AMT (GNMA), 6.00%, 9/01/40	1,830	1,981,597
Manatee County Housing Finance
Authority, RB, Series A, AMT (GNMA),
5.90%, 9/01/40	1,131	1,176,766
South Broward Hospital District, RB,
Hospital (NPFGC), 5.63%, 5/01/32 (b)	8,500	9,351,955
		19,194,738
Illinois — 4.2%
Illinois Finance Authority, RB, University
of Chicago, Series B, 6.25%, 7/01/38	5,300	6,119,751
Illinois State Toll Highway Authority, RB,
Series B, 5.50%, 1/01/33	1,750	1,901,019
		8,020,770
Nevada — 6.2%
Clark County Water Reclamation
District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,598,250
Series B, 5.50%, 7/01/29	5,668	6,219,504
		11,817,754
New Hampshire — 1.2%
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Dartmouth College, 5.25%, 6/01/39	2,159	2,343,989
New Jersey — 1.2%
New Jersey State Housing & Mortgage
Finance Agency, RB, S/F Housing,
Series CC, 5.25%, 10/01/29	2,291	2,361,267
New York — 1.5%
New York City Municipal Water Finance
Authority, RB, Series FF-2, 5.50%,
6/15/40	2,504	2,785,041

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (a)	(000)	Value
Ohio — 1.7%
County of Allen Ohio, JP Morgan Chase
PUTTERS/DRIVERS Trust, Refunding
RB, Series 3692Z, 9.00%,
6/01/38 (c)	$ 3,120	$ 3,203,429
South Carolina — 1.8%
South Carolina State Public Service
Authority, RB, Santee Cooper,
Series A, 5.50%, 1/01/38	3,240	3,528,490
Texas — 5.2%
City of San Antonio Texas, Refunding
RB, Series A, 5.25%, 2/01/31	3,989	4,347,953
Harris County Cultural Education
Facilities Finance Corp., RB, Hospital,
Texas Children's Hospital Project,
5.50%, 10/01/39	5,400	5,617,080
		9,965,033
Virginia — 1.0%
Fairfax County IDA Virginia, Refunding
RB, Health Care, Inova Health System,
Series A, 5.50%, 5/15/35	1,749	1,852,202
Wisconsin — 1.8%
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39	3,289	3,369,124
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 55.9%		106,911,487
Total Long-Term Investments
(Cost – $288,215,986) – 157.8% 301,823,626
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.25% (d)(e)	3,518,610	3,518,610
Total Short-Term Securities
(Cost – $3,518,610) – 1.8%		3,518,610
Total Investments
(Cost – $291,734,596*) – 159.6%		305,342,236
Other Assets Less Liabilities – 0.9%		1,684,104
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (29.4)%		(56,282,189)
Preferred Shares, at Redemption Value – (31.1)%		(59,481,098)
Net Assets Applicable to Common Shares – 100.0% $		191,263,053

4 BLACKROCK MUNIYIELD INVESTMENT FUND

APRIL 30, 2010

Schedule of Investments (concluded)

BlackRock MuniYield Investment Fund (MYF)

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 236,711,512
Gross unrealized appreciation	$ 14,907,404
Gross unrealized depreciation	(2,521,329)
Net unrealized appreciation	$ 12,386,075

(a) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
JP Morgan Securities	$ 1,643,429	$ 28,833

(d) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	April 30,
Affiliate	2009	Activity	2010	Income
FFI Institutional
Tax-Exempt Fund	1,400,051	2,118,559	3,518,610 $ 9,944
(e) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund's investments:

Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	--	$ 301,823,626	--	$ 301,823,626
Short-Term
Securities	$ 3,518,610	--	--	3,518,610
Total	$ 3,518,610	$ 301,823,626	--	$ 305,342,236

1See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIYIELD INVESTMENT FUND

APRIL 30, 2010

5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Investment Fund

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: June 28, 2010